Distribution Date:	11/18/24	WFRBS Commercial Mortgage Trust 2014-C24
Determination Date:	11/12/24
Next Distribution Date:	12/17/24
Record Date:	10/31/24	Commercial Mortgage Pass-Through Certificates
Series 2014-C24

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	8	Trust Advisor	Pentalpha Surveillance LLC
Bond / Collateral Reconciliation - Cash Flows	9		Attention: WFRBS 2014-C24 Transaction Manager		notices@pentalphasurveillance.com
Bond / Collateral Reconciliation - Balances	10		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Current Mortgage Loan and Property Stratification	11-15	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	16		General	(305) 229-6465
Mortgage Loan Detail (Part 2)	17		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Principal Prepayment Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	20				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	21
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	23		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92939KAA6	1.390000%	34,202,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92939KAB4	2.863000%	55,254,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92939KAC2	3.428000%	86,298,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92939KAD0	3.343000%	240,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	92939KAE8	3.607000%	286,297,000.00	35,891,899.75	35,891,899.75	107,885.07	0.00	0.00	35,999,784.82	0.00	0.00%	30.00%
A-SB	92939KAF5	3.324000%	59,202,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	92939KAG3	3.931000%	99,234,000.00	99,234,000.00	99,234,000.00	325,074.04	0.00	0.00	99,559,074.04	0.00	0.00%	20.88%
B	92939KBR8	4.204000%	44,860,000.00	44,860,000.00	44,860,000.00	157,159.53	0.00	0.00	45,017,159.53	0.00	0.00%	16.75%
C	92939KAK4	4.290000%	32,625,000.00	32,625,000.00	9,098,825.44	116,634.38	0.00	0.00	9,215,459.82	23,526,174.56	73.88%	13.75%
D	92939KAT5	3.692000%	72,047,000.00	72,047,000.00	0.00	0.00	0.00	5,494,978.36	0.00	66,552,021.64	0.00%	7.13%
E	92939KAV0	3.016000%	25,829,000.00	1,127,499.98	0.00	0.00	0.00	1,127,499.98	0.00	0.00	0.00%	4.75%
F	92939KAX6	3.016000%	10,875,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	3.75%
G	92939KAZ1	3.016000%	40,781,577.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92939KBB3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	92939KBD9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
SJ-A	92939KBF4	0.000000%	34,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
SJ-B	92939KBK3	0.000000%	28,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
SJ-C	92939KBM9	0.000000%	30,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
SJ-D	92939KBP2	0.000000%	53,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,234,004,579.00	285,785,399.73	189,084,725.19	706,753.02	0.00	6,622,478.34	189,791,478.21	90,078,196.20

X-A	92939KAH1	0.812716%	860,487,000.00	135,125,899.75	0.00	91,515.84	0.00	0.00	91,515.84	0.00
X-B	92939KAJ7	0.681582%	149,532,000.00	149,532,000.00	0.00	84,931.99	0.00	0.00	84,931.99	90,078,196.20

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-C	92939KAM0	1.641656%	25,829,000.00	1,127,499.98	0.00	1,542.47	0.00	0.00	1,542.47	0.00
X-D	92939KAP3	4.657656%	10,875,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	92939KAR9	4.657656%	40,781,577.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			1,087,504,577.00	285,785,399.73	0.00	177,990.30	0.00	0.00	177,990.30	90,078,196.20

Deal Distribution Total					189,084,725.19	884,743.32	0.00	6,622,478.34	189,969,468.51

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92939KAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92939KAB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92939KAC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92939KAD0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	92939KAE8	125.36596524	125.36596524	0.37682920	0.00000000	0.00000000	0.00000000	0.00000000	125.74279444	0.00000000
A-SB	92939KAF5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92939KAG3	1,000.00000000	1,000.00000000	3.27583328	0.00000000	0.00000000	0.00000000	0.00000000	1,003.27583328	0.00000000
B	92939KBR8	1,000.00000000	1,000.00000000	3.50333326	0.00000000	0.00000000	0.00000000	0.00000000	1,003.50333326	0.00000000
C	92939KAK4	1,000.00000000	278.89120123	3.57500015	0.00000000	0.00000000	0.00000000	0.00000000	282.46620138	721.10879877
D	92939KAT5	1,000.00000000	0.00000000	0.00000000	3.07666662	18.34895193	0.00000000	76.26935695	0.00000000	923.73064305
E	92939KAV0	43.65248287	0.00000000	0.00000000	0.10971311	14.56557939	0.00000000	43.65248287	0.00000000	0.00000000
F	92939KAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
G	92939KAZ1	0.00000000	0.00000000	0.00000000	0.00000000	28.97299901	0.00000000	0.00000000	0.00000000	0.00000000
R	92939KBB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	92939KBD9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
SJ-A	92939KBF4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
SJ-B	92939KBK3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
SJ-C	92939KBM9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
SJ-D	92939KBP2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92939KAH1	157.03421406	0.00000000	0.10635354	0.00000000	0.00000000	0.00000000	0.00000000	0.10635354	0.00000000
X-B	92939KAJ7	1,000.00000000	0.00000000	0.56798538	0.00000000	0.00000000	0.00000000	0.00000000	0.56798538	602.40079849
X-C	92939KAM0	43.65248287	0.00000000	0.05971853	0.00000000	0.00000000	0.00000000	0.00000000	0.05971853	0.00000000
X-D	92939KAP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-E	92939KAR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	10/01/24 - 10/30/24	30	0.00	107,885.07	0.00	107,885.07	0.00	0.00	0.00	107,885.07	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	10/01/24 - 10/30/24	30	0.00	91,515.84	0.00	91,515.84	0.00	0.00	0.00	91,515.84	0.00
X-B	10/01/24 - 10/30/24	30	0.00	84,931.99	0.00	84,931.99	0.00	0.00	0.00	84,931.99	0.00
X-C	10/01/24 - 10/30/24	30	0.00	1,542.47	0.00	1,542.47	0.00	0.00	0.00	1,542.47	0.00
X-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	10/01/24 - 10/30/24	30	0.00	325,074.04	0.00	325,074.04	0.00	0.00	0.00	325,074.04	0.00
B	10/01/24 - 10/30/24	30	0.00	157,159.53	0.00	157,159.53	0.00	0.00	0.00	157,159.53	0.00
C	10/01/24 - 10/30/24	30	0.00	116,634.38	0.00	116,634.38	0.00	0.00	0.00	116,634.38	0.00
D	10/01/24 - 10/30/24	30	1,100,322.34	221,664.60	0.00	221,664.60	221,664.60	0.00	0.00	0.00	1,321,986.94
E	10/01/24 - 10/30/24	30	373,380.57	2,833.78	0.00	2,833.78	2,833.78	0.00	0.00	0.00	376,214.35
F	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G	N/A	N/A	1,181,564.59	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,181,564.59
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
SJ-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
SJ-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
SJ-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
SJ-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,655,267.50	1,109,241.70	0.00	1,109,241.70	224,498.38	0.00	0.00	884,743.32	2,879,765.88

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	92939KAG3	3.931000%	99,234,000.00	99,234,000.00	99,234,000.00	325,074.04	0.00	0.00	99,559,074.04	0.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	92939KBR8	4.204000%	44,860,000.00	44,860,000.00	44,860,000.00	157,159.53	0.00	0.00	45,017,159.53	0.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	92939KAK4	4.290000%	32,625,000.00	32,625,000.00	9,098,825.44	116,634.38	0.00	0.00	9,215,459.82	23,526,174.56
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			176,719,000.03	176,719,000.00	153,192,825.44	598,867.95	0.00	0.00	153,791,693.39	23,526,174.56

Exchangeable Certificate Details
PEX	92939KAL2	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEX	92939KAL2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 28

	Additional Information
Total Available Distribution Amount (1)	189,969,468.51
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,116,628.73	Master Servicing Fee	5,429.17
Interest Reductions due to Nonrecoverability Determination	(74,760.27)	Certificate Administrator Fee	823.59
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	123.05
ARD Interest	0.00	Trust Advisor Fee	499.15
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,041,868.46	Total Fees	7,084.96

Principal		Expenses/Reimbursements
Scheduled Principal	172,607,750.80	Reimbursement for Interest on Advances	482,555.37
Unscheduled Principal Collections		ASER Amount	(49,231.00)
Principal Prepayments	19,939,133.61	Special Servicing Fees (Monthly)	9,877.42
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	259,643.67
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	2,909,353.94
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	192,546,884.41	Total Expenses/Reimbursements	3,612,199.40

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	884,743.32
Excess Liquidation Proceeds	0.00	Principal Distribution	189,084,725.19
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	189,969,468.51
Total Funds Collected	193,588,752.87	Total Funds Distributed	193,588,752.87

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	285,785,399.73	285,785,399.73	Beginning Certificate Balance	285,785,399.73
(-) Scheduled Principal Collections	172,607,750.80	172,607,750.80	(-) Principal Distributions	189,084,725.19
(-) Unscheduled Principal Collections	19,939,133.61	19,939,133.61	(-) Realized Losses	6,622,478.34
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	3,160,319.12
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	2,909,353.94
(-) Realized Losses from Collateral	3,160,319.12	3,160,319.12	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	552,805.28
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	90,078,196.20	90,078,196.20	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	287,529,218.14	287,529,218.14	Ending Certificate Balance	90,078,196.20
Ending Actual Collateral Balance	91,132,725.90	91,132,725.90

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	2,909,353.94	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	2,909,353.94	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	6	76,682,916.18	85.13%	(1)	4.8263	0.908082
2,000,001 to 3,000,000	1	2,416,367.31	2.68%	(1)	4.7000	0.287400	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	1	3,446,294.39	3.83%	(1)	4.3500	2.809500	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	1	4,693,219.97	5.21%	(1)	5.1100	1.530300	1.51 to 1.60	1	4,693,219.97	5.21%	(1)	5.1100	1.530300
5,000,001 to 6,000,000	2	10,610,404.20	11.78%	(1)	4.7534	1.586746	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	1	5,255,765.66	5.83%	(1)	4.9300	2.491600
15,000,001 to 20,000,000	4	68,911,910.33	76.50%	(1)	4.8499	0.946124	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.76 to 3.00	1	3,446,294.39	3.83%	(1)	4.3500	2.809500
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.01 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000	4.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 to 100,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	9	90,078,196.20	100.00%	(1)	4.8289	1.105640
100,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	9	90,078,196.20	100.00%	(1)	4.8289	1.105640
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Florida	4	42,994,676.04	47.73%	(1)	4.8352	1.156313
							Lodging	1	17,565,539.66	19.50%	(1)	5.2500	0.943700
Michigan	1	3,446,294.12	3.83%	(1)	4.3500	2.809500
							Multi-Family	1	15,506,624.73	17.21%	(1)	4.5900	1.106100
New Jersey	1	18,300,679.92	20.32%	(1)	4.5900	1.048300
							Office	3	14,056,698.68	15.60%	(1)	4.6545	1.886530
Ohio	1	5,354,638.90	5.94%	(1)	4.5800	0.698600
							Retail	4	42,949,332.88	47.68%	(1)	4.8000	0.916131
Texas	2	19,981,906.97	22.18%	(1)	5.1835	0.864335
							Totals	9	90,078,196.20	100.00%	(1)	4.8289	1.105640
Totals	9	90,078,196.20	100.00%	(1)	4.8289	1.105640

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	3,446,294.39	3.83%	(1)	4.3500	2.809500	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	4	41,578,310.50	46.16%	(1)	4.5951	0.980600	49 months or greater	9	90,078,196.20	100.00%	(1)	4.8289	1.105640
	4.751% to 5.000%	2	22,794,831.68	25.31%	0	4.9454	1.113471	Totals	9	90,078,196.20	100.00%	(1)	4.8289	1.105640
	5.001% to 5.250%	2	22,258,759.63	24.71%	(1)	5.2205	1.067384
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	9	90,078,196.20	100.00%	(1)	4.8289	1.105640
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	9	90,078,196.20	100.00%	(1)	4.8289	1.105640	Interest Only	0	0.00	0.00%	0	0.0000	0.000000
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	178 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	179 months to 300 months	9	90,078,196.20	100.00%	(1)	4.8289	1.105640
	Totals	9	90,078,196.20	100.00%	(1)	4.8289	1.105640	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	9	90,078,196.20	100.00%	(1)	4.8289	1.105640
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000			No outstanding loans in this group
	12 months or less	8	71,777,516.28	79.68%	(1)	4.8898	1.120260
	13 months to 24 months	1	18,300,679.92	20.32%	(1)	4.5900	1.048300
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	9	90,078,196.20	100.00%	(1)	4.8289	1.105640
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	310924598	RT	Brooklyn	NY	Actual/360	4.277%	276,222.92	75,000,000.00	0.00	N/A	09/06/24	--	75,000,000.00	0.00	11/06/24
8	300571181	RT	Bend	OR	Actual/360	4.530%	93,151.49	23,879,894.22	0.00	N/A	11/06/24	--	23,879,894.22	0.00	11/06/24
12	300571172	RT	Greenwich Township	NJ	Actual/360	4.590%	72,451.84	29,957.54	0.00	N/A	10/06/24	--	18,330,637.46	18,300,679.92	09/06/24
13	300571178	RT	Orlando	FL	Actual/360	4.950%	0.00	0.00	0.00	N/A	11/06/24	--	17,539,066.02	17,539,066.02	03/06/22
15	310925419	LO	Irving	TX	Actual/360	5.250%	79,525.67	25,393.03	0.00	N/A	10/11/24	--	17,590,932.69	17,565,539.66	11/11/24
16	302800016	MF	Jacksonville	FL	Actual/360	4.590%	61,414.52	31,521.99	0.00	N/A	10/05/24	--	15,538,146.72	15,506,624.73	11/05/24
18	440000437	RT	Oceanside	CA	Actual/360	4.196%	61,424.78	17,000,000.00	0.00	N/A	11/01/24	--	17,000,000.00	0.00	11/01/24
21	440000438	SS	Various	CA	Actual/360	4.335%	59,082.74	15,827,500.00	0.00	11/01/24	11/01/44	--	15,827,500.00	0.00	11/01/24
22	440000435	SS	Various	FL	Actual/360	4.670%	45,889.14	11,411,266.92	0.00	N/A	11/01/24	--	11,411,266.92	0.00	11/01/24
24	302800024	Various Atlanta		GA	Actual/360	4.520%	39,512.11	10,151,556.23	0.00	N/A	11/01/24	--	10,151,556.23	0.00	11/01/24
27	302800027	MF	Topeka	KS	Actual/360	4.400%	34,677.71	9,152,474.20	0.00	N/A	11/01/24	--	9,152,474.20	0.00	11/01/24
28	302800028	MH	Mooresville	IN	Actual/360	4.750%	34,098.21	8,336,405.28	0.00	N/A	11/01/24	--	8,336,405.28	0.00	11/01/24
37	300571175	MU	Palm Beach Gardens	FL	Actual/360	4.515%	29,313.10	7,539,538.25	0.00	N/A	11/06/24	--	7,539,538.25	0.00	11/06/24
39	300571173	98	Chicago	IL	Actual/360	4.620%	28,984.61	4,125,297.75	0.00	N/A	10/06/24	--	7,285,616.87	0.00	11/06/24
44	540924932	OF	Blue Ash	OH	Actual/360	4.580%	21,168.15	12,689.83	0.00	N/A	10/11/24	--	5,367,328.37	5,354,638.54	09/11/24
48	300571174	OF	Hallandale	FL	Actual/360	4.930%	22,358.57	10,925.91	0.00	N/A	10/06/24	--	5,266,691.57	5,255,765.66	10/06/24
49	440000384	LO	San Luis Obispo	CA	Actual/360	4.120%	15,455.21	4,356,307.87	0.00	N/A	11/01/24	--	4,356,307.87	0.00	11/01/24
51	300571170	RT	Orlando	FL	Actual/360	5.110%	20,696.73	10,286.44	0.00	N/A	10/06/24	--	4,703,506.41	4,693,219.97	11/06/24
63	410925705	OF	Ann Arbor	MI	Actual/360	4.350%	12,940.86	8,440.16	0.00	N/A	10/11/24	--	3,454,734.55	3,446,294.39	09/11/24
66	302800066	IN	Jacksonville	FL	Actual/360	4.750%	13,789.24	3,371,222.23	0.00	N/A	11/05/24	--	3,371,222.23	0.00	11/05/24
75	780925678	RT	Austin	TX	Actual/360	4.700%	9,799.11	4,826.48	0.00	N/A	10/11/24	--	2,421,193.79	2,416,367.31	10/11/24
76	302800076	MH	Arlington	TX	Actual/360	5.090%	9,911.75	2,261,380.08	0.00	N/A	11/01/24	--	2,261,380.08	0.00	11/01/24
Totals							1,041,868.46	192,546,884.41	0.00				285,785,399.73	90,078,196.20
1 Property Type Codes
HC - Health Care		MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	24,634,320.99	12,831,204.70	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,533,271.35	1,260,990.20	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,091,806.15	1,096,336.73	01/01/23	09/30/23	10/11/23	0.00	0.00	101,983.98	204,197.02	0.00	0.00
13	1,087,513.20	246,534.83	01/01/24	03/31/24	05/13/24	7,278,241.19	936,882.98	0.00	0.00	0.00	2,909,353.94
15	2,213,693.06	1,737,297.60	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,476,223.00	647,557.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,396,111.16	1,079,561.22	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	3,273,807.32	774,488.14	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	(35,952.00)	169,832.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	1,284,887.59	641,915.80	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	150,088.63	(108,804.00)	01/01/24	03/31/24	--	0.00	229,407.66	0.00	0.00	0.00	0.00
44	100,414.68	183,926.81	01/01/24	06/30/24	--	0.00	0.00	33,548.55	67,169.04	0.00	0.00
48	893,028.40	537,229.36	01/01/24	06/30/24	--	0.00	0.00	33,193.78	33,193.78	3,081.32	0.00
49	546,032.92	561,271.12	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	555,229.35	307,985.18	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
63	778,610.24	194,445.06	01/01/24	03/31/24	--	0.00	0.00	21,300.85	42,644.81	0.00	0.00
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
75	7,993.65	34,712.51	01/01/24	06/30/24	--	0.00	0.00	14,521.34	14,521.34	0.00	0.00
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	42,987,079.69	22,196,484.26				7,278,241.19	1,166,290.64	204,548.49	361,725.99	3,081.32	2,909,353.94

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
21	440000438	15,827,500.00	Payoff Prior to Maturity	0.00	0.00
39	300571173	4,111,633.61	Disposition	0.00	0.00
Totals		19,939,133.61		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	19,939,133.61	4.828902%	4.667490%	(1)
10/18/24	0	0.00	0	0.00	1	17,539,066.02	0	0.00	0	0.00	3	38,395,770.98	0	0.00	0	0.00	4.537426%	4.464962%	0
09/17/24	0	0.00	0	0.00	2	24,872,426.88	0	0.00	0	0.00	1	60,988,417.77	0	0.00	4	58,791,717.83	4.517434%	4.485394%	1
08/16/24	0	0.00	0	0.00	2	24,916,633.25	0	0.00	0	0.00	0	0.00	0	0.00	2	7,725,866.58	4.506434%	4.462321%	2
07/17/24	0	0.00	0	0.00	2	24,960,655.81	0	0.00	0	0.00	0	0.00	0	0.00	2	14,587,805.08	4.511658%	4.467625%	3
06/17/24	0	0.00	0	0.00	2	25,007,852.57	0	0.00	0	0.00	0	0.00	0	0.00	1	5,544,302.56	4.491970%	4.449379%	4
05/17/24	0	0.00	0	0.00	2	25,051,495.82	0	0.00	0	0.00	0	0.00	0	0.00	4	110,861,323.39	4.494326%	4.452267%	5
04/17/24	0	0.00	0	0.00	2	25,098,326.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.413779%	4.373718%	6
03/15/24	0	0.00	0	0.00	2	25,141,594.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.413980%	4.373913%	7
02/16/24	0	0.00	0	0.00	2	25,191,444.89	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.414210%	4.374135%	8
01/18/24	0	0.00	0	0.00	2	25,234,324.70	0	0.00	0	0.00	0	0.00	0	0.00	1	5,018,044.90	4.414408%	4.374328%	9
12/15/23	0	0.00	0	0.00	2	25,277,026.22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.413384%	4.365292%	10
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
12	300571172	09/06/24	1	5	101,983.98	204,197.02	0.00		18,362,809.10	10/03/24	13
13	300571178	03/06/22	31	5	0.00	0.00	0.00		18,472,388.72	04/24/20	98
44	540924932	09/11/24	1	5	33,548.55	67,169.04	0.00		5,380,650.20	09/26/24	13
48	300571174	10/06/24	0	5	33,193.78	33,193.78	3,081.32		5,266,691.57
63	410925705	09/11/24	1	5	21,300.85	42,644.81	2,600.00		3,463,560.16	11/01/24	13
75	780925678	10/11/24	0	5	14,521.34	14,521.34	0.00		2,421,193.79
Totals					204,548.49	361,725.99	5,681.32		53,367,293.54
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		90,078,196	37,765,384	52,312,812		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-24	90,078,196	45,437,517	27,101,613	0	17,539,066	0
Oct-24	285,785,400	203,825,692	57,135,025	0	24,824,683	0
Sep-24	450,775,951	350,903,524	0	75,000,000	24,872,427	0
Aug-24	532,512,136	507,595,502	0	0	24,916,633	0
Jul-24	560,639,502	535,678,846	0	0	24,960,656	0
Jun-24	670,967,274	645,959,421	0	0	25,007,853	0
May-24	696,628,639	671,577,143	0	0	25,051,496	0
Apr-24	808,541,326	783,443,000	0	0	25,098,327	0
Mar-24	809,526,868	784,385,274	0	0	25,141,594	0
Feb-24	810,632,452	785,441,007	0	0	25,191,445	0
Jan-24	811,609,778	786,375,453	0	0	25,234,325	0
Dec-23	820,629,370	795,352,344	0	0	25,277,026	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	300571172	18,300,679.92	18,362,809.10	20,200,000.00	08/25/23	966,246.98	1.04830	09/30/23	10/06/24	239
13	300571178	17,539,066.02	18,472,388.72	15,100,000.00	04/01/24	222,100.08	0.70050	03/31/24	11/06/24	239
39	300571173	0.00	-	11,900,000.00	03/15/24	(116,479.00)	(0.91030)	03/31/24	10/06/24	239
44	540924932	5,354,638.54	5,380,650.20	9,300,000.00	07/02/14	141,934.15	0.69860	06/30/24	10/11/24	238
63	410925705	3,446,294.39	3,463,560.16	5,725,000.00	08/22/14	180,211.06	2.80950	03/31/24	10/11/24	238
Totals		44,640,678.87	45,679,408.18	62,225,000.00		1,394,013.27

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	300571172	RT	NJ	10/03/24	13

13	300571178	RT	FL	04/24/20	98

39	300571173	98	IL	07/14/20	98

44	540924932	OF	OH	09/26/24	13

63	410925705	OF	MI	11/01/24	13

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	310926137	0.00	4.30000%	0.00	4.30000%	10	09/11/24	09/11/24	09/11/24
11	300571171	22,100,000.00	4.17000%	22,100,000.00	4.17000%	10	07/22/21	07/23/21	08/11/21
12	300571172	0.00	4.59000%	0.00	4.59000%	8	10/01/21	09/30/21	--
15	310925419	18,791,790.83	5.25000%	18,791,790.83	5.25000%	10	08/04/20	08/11/20	09/11/20
15	310925419	0.00	5.25000%	0.00	5.25000%	10	10/11/24	10/11/24	10/11/24
16	302800016	0.00	4.59000%	0.00	4.59000%	10	10/11/24	10/05/24	10/11/24
48	300571174	0.00	4.93000%	0.00	4.93000%	10	10/11/24	10/06/24	10/11/24
Totals		22,100,000.00		22,100,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
2	780924458	01/15/21	87,510,601.50	24,100,000.00	18,090,546.65	2,261,631.96	18,090,546.65	15,828,914.69	71,681,686.81	0.00	718,224.10	70,963,462.71	77.98%
35	310925604	01/18/24	8,046,105.64	12,000,000.00	5,174,596.88	143,421.18	5,174,596.88	5,031,175.70	3,014,929.94	0.00	7,100.00	3,007,829.94	34.69%
39	300571173	11/18/24	7,285,616.87	11,900,000.00	7,293,620.64	3,168,322.89	7,293,620.64	4,125,297.75	3,160,319.12	0.00	0.00	3,160,319.12	38.07%
43	300571168	10/17/18	7,003,483.90	8,100,000.00	9,050,457.05	789,820.85	9,050,457.05	8,260,636.20	0.00	0.00	(166.18)	166.18	0.00%
52	416000163	11/18/19	5,164,498.31	7,300,000.00	5,272,082.83	107,584.52	5,272,082.83	5,164,498.31	0.00	0.00	0.00	0.00	0.00%
59	300571144	11/18/21	4,158,965.64	4,300,000.00	4,876,779.39	717,813.75	4,876,779.39	4,158,965.64	0.00	0.00	0.00	0.00	0.00%
73	300571163	01/17/20	2,835,423.92	1,800,000.00	1,493,650.10	1,168,998.21	1,493,650.10	324,651.89	2,510,772.03	0.00	124,152.91	2,386,619.12	72.32%
Current Period Totals			7,285,616.87	11,900,000.00	7,293,620.64	3,168,322.89	7,293,620.64	4,125,297.75	3,160,319.12	0.00	0.00	3,160,319.12
Cumulative Totals			122,004,695.78	69,500,000.00	51,251,733.54	8,357,593.36	51,251,733.54	42,894,140.18	80,367,707.90	0.00	849,310.83	79,518,397.07

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	11/18/24	552,805.28	0.00	0.00	0.00	0.00	552,805.28	0.00	0.00	553,281.50
		05/17/24	476.22	0.00	0.00	0.00	0.00	476.22	0.00	0.00
		02/18/21	0.00	5,946.03	0.00	0.00	0.00	0.00	0.00	0.00
2	780924458	11/17/23	0.00	0.00	70,963,462.71	0.00	0.00	(24,904.11)	0.00	0.00	70,963,462.71
		04/17/23	0.00	0.00	70,988,366.82	0.00	0.00	(7,493.00)	0.00	0.00
		03/17/23	0.00	0.00	70,995,859.82	0.00	0.00	(25,976.72)	0.00	0.00
		09/17/21	0.00	0.00	71,021,836.54	0.00	0.00	(659,850.27)	0.00	0.00
		01/15/21	0.00	0.00	71,681,686.81	0.00	0.00	71,681,686.81	0.00	0.00
35	310925604	05/17/24	0.00	0.00	3,007,829.94	0.00	0.00	(7,100.00)	0.00	0.00	3,007,829.94
		01/18/24	0.00	0.00	3,014,929.94	0.00	0.00	3,014,929.94	0.00	0.00
39	300571173	11/18/24	0.00	0.00	3,160,319.12	0.00	0.00	3,160,319.12	0.00	0.00	3,160,319.12
43	300571168	07/16/21	0.00	0.00	166.18	0.00	0.00	166.18	0.00	0.00	166.18
		10/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	416000163	11/18/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
59	300571144	11/18/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
73	300571163	02/16/24	0.00	0.00	2,386,619.12	0.00	0.00	(396.00)	0.00	0.00	2,071,790.01
		07/16/21	0.00	0.00	2,387,015.12	0.00	0.00	388.78	0.00	0.00
		03/17/21	0.00	0.00	2,386,626.34	0.00	0.00	808.00	0.00	0.00
		05/15/20	0.00	0.00	2,385,818.34	0.00	0.00	(124,953.69)	0.00	0.00
		01/17/20	0.00	0.00	2,510,772.03	0.00	0.00	2,510,772.03	0.00	(314,829.11)
Current Period Totals			552,805.28	0.00	3,160,319.12	0.00	0.00	3,713,124.40	0.00	0.00	3,713,124.40
Cumulative Totals			553,281.50	5,946.03	79,518,397.07	0.00	0.00	80,071,678.57	0.00	(314,829.11)	79,756,849.46

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	0.00	0.00	215,306.38	(49,231.00)	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,946.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	3,775.77	0.00	0.00	0.00	0.00	74,760.27	0.00	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	482,555.37	0.00	0.00	0.00
44	0.00	0.00	1,155.47	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	0.00	0.00	43,717.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	619.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	9,877.42	0.00	259,643.67	(49,231.00)	0.00	74,760.27	482,555.37	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		777,605.73

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Supplemental Notes
None

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